UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1. Report to Stockholders.

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	November 30, 2024 Annual Shareholder Report https://alphabluecapitalabcs.com/etf/

This annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 18, 2023 to November 30, 2024 (the “Period”). You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.25%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE CUMULATIVE TOTAL RETURNS
Since Inception (12/18/2023)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - NAV	24.01%
Bloomberg US Aggregate Equity Total Return Index	28.48%
Bloomberg US 2500 Total Return Index	23.77%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://alphabluecapitalabcs.com/etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 24.01% for the Period, outperforming the Bloomberg US 2500 Index’s return of 23.77%, while lagging the Bloomberg US Aggregate Equity Index’s return of 28.48%. U.S. equity market returns were led by strong investment performance primarily in Financials and Information Technology stocks.

The Fund’s overall stock selection and sector allocation was the driver of outperformance, as well as the outperformance of the Fund’s holdings in the Vanguard Mid-Cap and Small-Cap ETFs. On a look-through basis of the ETFs to the individual stock level, the Fund’s strongest absolute return sectors were Finance, Communication Services and Energy, while Health Care and Consumer Staples lagged. Stock selection attribution contribution was greatest in Financials and Information Technology, with stock selection attribution detracting in Health Care and Consumer Discretionary.
Annual Shareholder Report: November 30, 2024

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	November 30, 2024 Annual Shareholder Report https://alphabluecapitalabcs.com/etf/

KEY FUND STATISTICS (as of Period End)
Net Assets	$11,644,224	Advisory Fees	$34,924
Portfolio Turnover Rate*	25%	Fees Waived and/or Expenses Reimbursed	(13,097)
# of Portfolio Holdings	105	Net Advisory Fees Paid	$21,827
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING OF COMMON STOCK (as a % of Net Assets)
Financials	17.9%
Consumer Discretionary	9.2%
Health Care	8.4%
Industrials	6.5%
Energy	5.5%
Information Technology	5.1%
Materials	3.9%
Consumer Staples	3.7%
Communication Services	2.1%
Real Estate	2.0%
Utilities	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Mid-Cap ETF	10.0%
Vanguard Mid-Cap Value ETF	9.9%
Vanguard Small-Cap Value ETF	9.8%
Vanguard Small-Cap ETF	5.2%
Global Payments, Inc.	2.0%
Expedia Group, Inc.	1.8%
LPL Financial Holdings, Inc.	1.7%
Lithia Motors, Inc.	1.6%
Live Nation Entertainment, Inc.	1.5%
Corteva, Inc.	1.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://alphabluecapitalabcs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2024
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

COMMON STOCKS - 62.6%	Shares	Value
Agricultural & Farm Machinery - 0.5%
AGCO Corp.	547	$55,362

Apparel, Accessories & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	6,916	60,169

Application Software - 2.2%
DocuSign, Inc. (a)	1,631	129,974
InterDigital, Inc.	266	52,125
Zoom Communications, Inc. - Class A (a)	918	75,910
		258,009

Asset Management & Custody Banks - 2.1%
Ameriprise Financial, Inc.	190	109,054
Bank of New York Mellon Corp.	855	69,999
Northern Trust Corp.	564	62,694
		241,747

Automotive Parts & Equipment - 0.4%
BorgWarner, Inc.	1,349	46,298

Automotive Retail - 1.6%
Lithia Motors, Inc.	479	185,325

Biotechnology - 1.1%
Biogen, Inc. (a)	465	74,693
BioMarin Pharmaceutical, Inc. (a)	768	50,711
		125,404

Brewers - 0.5%
Molson Coors Beverage Co. - Class B	971	60,260

Broadcasting - 0.3%
Nexstar Media Group, Inc.	190	32,412

Cable & Satellite - 0.3%
Sirius XM Holdings, Inc.	1,178	31,747

The accompanying notes are an integral part of these financial statements.

1

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.8%
Boyd Gaming Corp.	1,296	$95,710

Commercial & Residential Mortgage Finance - 0.7%
Essent Group Ltd.	533	30,797
Federal Agricultural Mortgage Corp. - Class C	234	49,952
		80,749

Commodity Chemicals - 0.3%
Olin Corp.	961	40,929

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	494	58,539

Consumer Finance - 2.8%
Capital One Financial Corp.	482	92,549
Discover Financial Services	550	100,336
SLM Corp.	4,674	127,974
		320,859

Diversified Banks - 0.6%
US Bancorp	1,271	67,732

Electric Utilities - 0.4%
American Electric Power Co., Inc.	525	52,427

Electronic Manufacturing Services - 0.5%
Flex Ltd. (a)	1,619	63,092

Fertilizers & Agricultural Chemicals - 2.2%
Corteva, Inc.	2,850	177,384
Mosaic Co.	2,907	76,919
		254,303

Financial Exchanges & Data - 0.3%
MarketAxess Holdings, Inc.	125	32,336

Food Retail - 0.4%
Kroger Co.	712	43,489

Footwear - 0.4%
Skechers USA, Inc. - Class A (a)	692	44,163

The accompanying notes are an integral part of these financial statements.

2

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Health Care Equipment - 1.2%
Envista Holdings Corp. (a)	2,421	$53,964
Zimmer Biomet Holdings, Inc.	722	80,936
		134,900

Health Care Facilities - 0.4%
US Physical Therapy, Inc.	520	51,355

Health Care Services - 0.9%
AMN Healthcare Services, Inc. (a)	1,228	31,965
CVS Health Corp.	1,314	78,643
		110,608

Home Furnishings - 0.5%
Tempur Sealy International, Inc.	1,106	61,914

Homebuilding - 0.4%
Meritage Homes Corp.	266	50,825

Hotels, Resorts & Cruise Lines - 3.0%
Expedia Group, Inc. (a)	1,133	209,174
Norwegian Cruise Line Holdings Ltd. (a)	2,378	63,944
Wyndham Hotels & Resorts, Inc.	836	82,079
		355,197

Industrial Machinery & Supplies & Components - 1.3%
Chart Industries, Inc. (a)	524	101,263
Otis Worldwide Corp.	532	54,785
		156,048

Investment Banking & Brokerage - 2.1%
Jefferies Financial Group, Inc.	659	52,153
LPL Financial Holdings, Inc.	591	192,164
		244,317

Leisure Products - 0.4%
Mattel, Inc. (a)	2,266	43,099

Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	209	41,604
ICON PLC (a)	304	63,916
		105,520

The accompanying notes are an integral part of these financial statements.

3

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Managed Health Care - 3.4%
Centene Corp. (a)	2,649	$158,940
Humana, Inc.	297	88,025
Molina Healthcare, Inc. (a)	494	147,162
		394,127

Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	2,492	83,806

Movies & Entertainment - 1.5%
Live Nation Entertainment, Inc. (a)	1,284	177,513

Oil & Gas Equipment & Services - 0.7%
Halliburton Co.	2,394	76,273

Oil & Gas Exploration & Production - 1.3%
Canadian Natural Resources Ltd.	1,660	56,141
Diamondback Energy, Inc.	570	101,227
		157,368

Oil & Gas Refining & Marketing - 1.7%
Phillips 66	341	45,687
Valero Energy Corp.	646	89,846
World Kinect Corp.	2,166	62,706
		198,239

Oil & Gas Storage & Transportation - 1.8%
Cheniere Energy, Inc.	380	85,124
Energy Transfer LP	6,194	123,013
		208,137

Other Specialty Retail - 0.5%
Ulta Beauty, Inc. (a)	139	53,743

Packaged Foods & Meats - 1.4%
J M Smucker Co.	442	52,063
Nomad Foods Ltd.	5,982	109,531
		161,594

Paper & Plastic Packaging Products & Materials - 1.4%
Graphic Packaging Holding Co.	5,472	164,652

The accompanying notes are an integral part of these financial statements.

4

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Passenger Airlines - 1.1%
Alaska Air Group, Inc. (a)	1,216	$63,961
Delta Air Lines, Inc.	1,035	66,054
		130,015

Passenger Ground Transportation - 0.9%
Avis Budget Group, Inc.	440	47,991
Lyft, Inc. - Class A (a)	3,061	53,139
		101,130

Personal Care Products - 1.4%
Kenvue, Inc.	6,856	165,092

Pharmaceuticals - 0.5%
Viatris, Inc.	4,650	60,869

Property & Casualty Insurance - 1.5%
Assured Guaranty Ltd.	631	58,860
Axis Capital Holdings Ltd.	664	61,779
First American Financial Corp.	722	50,648
		171,287

Real Estate Services - 1.2%
Cushman & Wakefield PLC (a)	5,168	79,070
Jones Lang LaSalle, Inc. (a)	203	56,962
		136,032

Regional Banks - 1.6%
East West Bancorp, Inc.	380	41,678
Truist Financial Corp.	1,264	60,268
Wintrust Financial Corp.	573	79,080
		181,026

Reinsurance - 1.8%
Everest Group Ltd.	197	76,349
Reinsurance Group of America, Inc.	241	55,045
RenaissanceRe Holdings Ltd.	273	78,119
		209,513

Research & Consulting Services - 0.3%
Equifax, Inc.	154	40,280

Security & Alarm Services - 0.5%
Brink's Co.	602	58,219

The accompanying notes are an integral part of these financial statements.

5

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.7%
Photronics, Inc. (a)	1,369	$34,102
Teradyne, Inc.	428	47,080
		81,182

Semiconductors - 0.5%
First Solar, Inc. (a)	116	23,115
Microchip Technology, Inc.	474	32,313
		55,428

Technology Distributors - 1.2%
Arrow Electronics, Inc. (a)	587	70,534
TD Synnex Corp.	608	72,346
		142,880

Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	493	55,719
WESCO International, Inc.	494	104,516
		160,235

Transaction & Payment Processing Services - 3.1%
Global Payments, Inc.	2,004	238,396
PayPal Holdings, Inc. (a)	800	69,416
Western Union Co.	4,443	48,917
		356,729
TOTAL COMMON STOCKS (Cost $6,263,640)		7,290,213

EXCHANGE TRADED FUNDS - 34.9%
Vanguard Mid-Cap ETF	4,104	1,168,122
Vanguard Mid-Cap Value ETF	6,574	1,158,207
Vanguard Small-Cap ETF	2,280	593,963
Vanguard Small-Cap Value ETF	5,282	1,141,968
TOTAL EXCHANGE TRADED FUNDS (Cost $3,329,350)		4,062,260

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Americold Realty Trust, Inc.	1,482	35,360
Ellington Financial, Inc.	4,234	52,332
Equity Residential	760	58,262
Redwood Trust, Inc.	6,478	46,382
Starwood Property Trust, Inc.	2,488	50,681
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $220,131)		243,017

The accompanying notes are an integral part of these financial statements.

6

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.56% (b)	44,189	$44,189
TOTAL SHORT-TERM INVESTMENTS (Cost $44,189)		44,189

TOTAL INVESTMENTS - 100.0% (Cost $9,857,310)		$11,639,679
Other Assets in Excess of Liabilities - 0.0% (c)		4,545
TOTAL NET ASSETS - 100.0%		$11,644,224

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

7

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024

Assets:
Investments in securities, at value (See Note 2)	$11,639,679
Dividends and interest receivable	6,847
Total assets	11,646,526

Liabilities:
Accrued investment advisory fees, net (See Note 3)	2,302
Total liabilities	2,302
Net Assets	$11,644,224

Net Assets Consist of:
Paid-in capital	$9,929,169
Total distributable earnings (accumulated deficit)	1,715,055
Net Assets:	$11,644,224

Calculation of Net Asset Value Per Share:
Net Assets	$11,644,224
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	380,000
Net Asset Value per Share	$30.64

Cost of Investments in Securities	$9,857,310

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2024 (1)

Investment Income:
Dividend income	$135,668
Interest income	3,271
Securities lending income, net (See Note 4)	62
Total investment income	139,001

Expenses:
Investment advisory fees (See Note 3)	34,924
Less: Reimbursement of expenses from Advisor (See Note 3)	(13,097)
Net expenses	21,827

Net Investment Income (Loss)	117,174

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	357,857
357,857
Net change in unrealized appreciation (depreciation) on:
Investments	1,782,369
1,782,369
Net realized and unrealized gain (loss) on investments:	2,140,226
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,257,400

  (1) Fund commenced operations from December 18, 2023

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended November 30, 2024 ⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$117,174
Net realized gain (loss) on investments	357,857
Net change in unrealized appreciation (depreciation) on investments	1,782,369
Net increase (decrease) in net assets resulting from operations	2,257,400

Distributions to Shareholders:
Distributable earnings	(91,719)
Total distributions to shareholders	(91,719)

Capital Share Transactions:
Proceeds from shares sold	12,163,410
Payments for shares redeemed	(2,684,867)
Net increase (decrease) in net assets derived from net change in capital share transactions	9,478,543
Net Increase (Decrease) in Net Assets	11,644,224

Net Assets:
Beginning of period	—
End of period	$11,644,224

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	480,000
Shares repurchased	(100,000)
Shares outstanding, end of period	380,000

(1) Fund commenced operations from December 18, 2023

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)(7)	Gross Expenses (3)(7)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period December 18, 2023(6) to November 30, 2024	$24.94	0.34	5.61	5.95	(0.25)	(0.25)	$30.64	24.01%	$11,644	0.25%	0.40%	1.34%	25%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.
(7) Net & gross expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024

NOTE 1 – ORGANIZATION

Alpha Blue Capital US Small-Mid Cap ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 18, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2024, and the period covered by these Notes to Financial Statements is from December 18, 2023 to November 30, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$7,290,213	$—	$—	$7,290,213
Exchange Traded Funds	4,062,260	—	—	4,062,260
Real Estate Investment Trusts	243,017	—	—	243,017
Money Market Funds	44,189	—	—	44,189
Total Investments in Securities	$11,639,679	$—	$—	$11,639,679

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(450,626)	$450,626

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.25% of the Fund’s average daily net assets. This agreement will remain in place until December 31, 2024 unless terminated sooner by the Trustees. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Alpha Blue Capital Management LP (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, there were no securities of the Fund out to loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $62.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$2,910,623	$2,168,170

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$11,276,164	$2,552,715

For the current fiscal period, short-term and long-term gains on in-kind transactions were as follows:

Short-Term	Long-Term
$450,626	$—

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at November 30, 2024, were as follows:

Tax cost of Investments	$9,885,529
Gross tax unrealized appreciation	2,025,335
Gross tax unrealized depreciation	(271,185)
Net tax unrealized appreciation (depreciation)	$1,754,150
Undistributed ordinary income	25,455
Undistributed long-term gain	—
Total distributable earnings	25,455
Other accumulated gain (loss)	(64,550)
Total accumulated gain (loss)	$1,715,055

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital or late-year losses.

At the end of the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(64,550)	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Ordinary Income
$91,719

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements except the below:

Effective January 1, 2025, the Adviser has voluntarily reduced its management fee from 0.40% to 0.25% of the Fund’s average daily assets until March 31, 2025. The Adviser may terminate this voluntary waiver at any time. The Adviser will not seek recoupment of any advisory fees it waives pursuant to this voluntary waiver.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Alpha Blue Capital US Small-Mid Cap Dynamic ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 18, 2023 (commencement of operations) to November 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2025

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 97.69%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 59.46%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

By (Signature and Title)	Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 5, 2025